Summary of Significant Accounting Policies - Schedule of Class A ordinary shares subject to possible redemption (Detail) - USD ($)		3 Months Ended					12 Months Ended
	May 06, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Shares Subject To Mandatory Redemption [Line Items]
Gross proceeds	$ 287,500,000
Proceeds allocated to Public Warrants						$ (1,437,500)	$ (1,437,500)
Accretion of carrying value to redemption value		$ (3,239,348)	$ (2,181,033)	$ (2,997,592)	$ (3,820,235)	$ (17,172,932)	(24,534,690)
Common Class A [Member]
Shares Subject To Mandatory Redemption [Line Items]
Gross proceeds							287,500,000
Gross proceeds							287,500,000
Proceeds allocated to Public Warrants							(1,437,500)
Proceeds allocated to Public Warrants							(1,437,500)
Public Shares issuance costs							(14,474,543)
Accretion of carrying value to redemption value							24,534,690
Accretion of carrying value to redemption value		3,239,348	2,181,033	2,997,592			24,534,690
Class A ordinary shares subject to possible redemption		$ 304,540,620	$ 301,301,272	$ 299,120,239			$ 296,122,647	$ 0